Reinsurance and Retrocessional Reinsurance - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ceded Credit Risk [Line Items]
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ 1,108.6	$ 976.1	$ 795.2	$ 382.2
Reinsurance recoverable for paid claims and claims adjustments	182.7	159.4
Reinsurance recoverables on paid losses, allowance	0.0	0.0
Reinsurance recoverables on unpaid losses, allowance	$ 1.3	$ 1.0	$ 0.5
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | A- or higher
Ceded Credit Risk [Line Items]
Concentration Risk, Percentage	83.50%	75.00%
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Collateralized
Ceded Credit Risk [Line Items]
Concentration Risk, Percentage	11.90%	15.60%
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Lower than A-
Ceded Credit Risk [Line Items]
Concentration Risk, Percentage	4.60%	9.40%